Condensed Consolidated Balance Sheets Unaudited (Parenthetical) - USD ($)	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Net of accumulated depreciation	$ 109,468	$ 88,823	$ 64,091
Net of debt discount	$ 354,526	$ 309,317	$ 689,176
Preferred stock, shares outstanding			0
Preferred stock, shares outstanding			0
Common stock, par or stated value per share	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, shares outstanding	3,410,235	1,427,163	538,464
Common stock, shares outstanding	3,410,235	1,427,163	538,464
Series D Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	870	870	870
Preferred stock, shares outstanding	870	870	870
Preferred stock, shares outstanding	870	870	870
Series A Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	330,000	330,000	330,000
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000	20,000
Preferred stock, shares outstanding	20,000	20,000	20,000
Preferred stock, shares outstanding	20,000	20,000	20,000
Series C Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	7,250	7,250	7,250
Preferred stock, shares outstanding	7,250	7,250	6,750
Preferred stock, shares outstanding	7,250	7,250	6,750